Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following components:

	31 March
(Millions of US dollars)	2013	2012

Cash at bank and on hand	$55.5	$256.1
Short-term deposits	98.2	9.3

Total cash and cash equivalents	$153.7	$265.4